Subsequent Events (Details Narrative) - USD ($)																					1 Months Ended		9 Months Ended				10 Months Ended	12 Months Ended
	Nov. 15, 2024	Oct. 23, 2024	Oct. 07, 2024	Sep. 11, 2024	Aug. 21, 2024	Jul. 31, 2024	Jun. 06, 2024	Jun. 05, 2024	May 06, 2024	Apr. 21, 2024	Mar. 26, 2024	Mar. 20, 2024	Feb. 07, 2024	Feb. 02, 2024	Jan. 05, 2024	Dec. 15, 2023	Nov. 07, 2023	Oct. 07, 2023	Sep. 07, 2023	Sep. 06, 2023	Aug. 21, 2024	Dec. 31, 2023	Sep. 30, 2024	Dec. 13, 2023	Dec. 05, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2023	Oct. 29, 2024	Oct. 14, 2024	Jun. 21, 2024	Dec. 31, 2022
Subsequent Event [Line Items]
Cash deposited in trust account																							$ 1,227,171			$ 500,000
Market capitalization																							5,000,000
Financing least amount																							$ 20,000,000
Percentage of purchase price accrue interest																							10.00%
Number of trading days																							5 days
Percentage of premium outstanding balance																							20.00%
Percentage of outstanding balances of purchase price																							1.00%
Outstanding percentage																							1.00%
Outstanding balance increasing percentage																							1.00%
Conversion price percentage																							90.00%
Reserve increments shares (in Shares)																							100,000
Tendered for redemption shares																							$ 426,135						$ 426,135
Amount withdrew from trust account											$ 1,049,360														$ 2,497,250		$ 3,049,360
Taxes payable																						$ 317,900		$ 1,447,900			$ 317,900	$ 317,900				$ 317,900
Installment payments																								$ 1,130,000
Additional amount in to the trust account											$ 36,285.07
Deferred compensation																												132,500
Service fees										$ 7,500																		$ 7,500
Alpha Modus Corp [Member]
Subsequent Event [Line Items]
Investor beneficial ownership percentage																							9.99%
Trigger Date [Member]
Subsequent Event [Line Items]
Percentage of registration statement																							50.00%
Common Stock [Member]
Subsequent Event [Line Items]
Market capitalization																							$ 10,000,000
Common stock issuance (in Shares)																							7,500,000
Common Stock [Member] | Alpha Modus Corp [Member]
Subsequent Event [Line Items]
Investor beneficial ownership percentage																							4.99%
IPO [Member]
Subsequent Event [Line Items]
Cash deposited in trust account								$ 20,000
Investment of cash into trust account per share																						$ 10.05	$ 10.05				$ 10.05	$ 10.05
Common Stock [Member]
Subsequent Event [Line Items]
Investment of cash into trust account per share	$ 0.02		$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02												$ 0.02	$ 0.02		$ 0.02
Common Stock [Member] | IPO [Member]
Subsequent Event [Line Items]
Cash deposited in trust account																				$ 20,000
Series C Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
New shares of preferred stock																							7,500,000								7,500,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash deposited in trust account									$ 20,000			$ 20,000	$ 20,000	$ 20,000	$ 20,000
Net purchase price		$ 2,600,000
Original issue discount		260,000
Subsequent Event [Member] | Secured Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Aggregate principal amount		2,890,000
Subsequent Event [Member] | Streeterville Capital LLC [Member]
Subsequent Event [Line Items]
Aggregate principal amount		$ 30,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock shares (in shares)																														5,512,500
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Cash deposited in trust account	$ 10,382
Subsequent Event [Member] | IPO [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Investment of cash into trust account per share	$ 0.02
Business Combination [Member]
Subsequent Event [Line Items]
Cash deposited in trust account	$ 10,382		$ 10,382	$ 10,382	$ 10,382	$ 10,382	$ 10,382	$ 20,000	$ 20,000			$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000		$ 10,382	$ 20,000
Business Combination [Member] | IPO [Member]
Subsequent Event [Line Items]
Cash deposited in trust account																							$ 10,382
Investment of cash into trust account per share																							$ 0.02
Business Combination [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash deposited in trust account	$ 10,382		$ 10,382
Business Combination [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Investment of cash into trust account per share	$ 0.02		$ 0.02